Consolidated Statements of Equity - JPY (¥) ¥ in Millions	Total	Cumulative effects of accounting standard update - adoption of ASU	Common stock	Additional paid-in capital	Legal reserve	Other Retained earnings	Other Retained earnings Cumulative effects of accounting standard update - adoption of ASU	Total Retained Earnings	Total Retained Earnings Cumulative effects of accounting standard update - adoption of ASU	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Cumulative effects of accounting standard update - adoption of ASU	Treasury stock	Total Canon Inc. shareholders' equity	Total Canon Inc. shareholders' equity Cumulative effects of accounting standard update - adoption of ASU	Non- controlling interests	Non- controlling interests Cumulative effects of accounting standard update - adoption of ASU
Balance at beginning of year at Dec. 31, 2018	¥ 3,010,145		¥ 174,762	¥ 404,389	¥ 67,116	¥ 3,501,950		¥ 3,569,066		¥ (269,071)		¥ (1,058,502)	¥ 2,820,644		¥ 189,501
Equity transactions with noncontrolling interests and other	(1,596)			641						(424)			217		(1,813)
Dividends to Canon Inc. shareholders	(171,487)					(171,487)		(171,487)					(171,487)
Dividends to noncontrolling interests	(5,557)														(5,557)
Transfers to legal reserve					456	(456)
Comprehensive income:
Net income	139,347					124,964		124,964					124,964		14,383
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(32,157)									(32,043)			(32,043)		(114)
Net gains and losses on derivative instruments	(1,068)									(1,073)			(1,073)		5
Pension liability adjustments	(3,630)									(5,709)			(5,709)		2,079
Comprehensive income (loss)	102,492												86,139		16,353
Repurchases and reissuance of treasury stock	(50,017)			(13)		(10)		(10)				(49,994)	(50,017)
Balance at end of year at Dec. 31, 2019	2,883,980		174,762	405,017	67,572	3,455,083		3,522,655		(308,442)		(1,108,496)	2,685,496		198,484
Balance at end of year (ASU 2017-12) at Dec. 31, 2019							¥ 122		¥ 122		¥ (122)
Equity transactions with noncontrolling interests and other	751			(316)						(9)		(15)	(340)		1,091
Dividends to Canon Inc. shareholders	(126,938)					(126,938)		(126,938)					(126,938)
Dividends to noncontrolling interests	(4,526)														(4,526)
Transfers to legal reserve					1,864	(1,864)
Comprehensive income:
Net income	95,943					83,318		83,318					83,318		12,625
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(17,354)									(17,355)			(17,355)		1
Net gains and losses on derivative instruments	970									987			987		(17)
Pension liability adjustments	1,382									30			30		1,352
Comprehensive income (loss)	80,941												66,980		13,961
Repurchases and reissuance of treasury stock	(50,008)			(81)		(69)		(69)				(49,858)	(50,008)
Balance at end of year at Dec. 31, 2020	2,784,041		174,762	404,620	69,436	3,409,371		3,478,807		(324,789)		(1,158,369)	2,575,031		209,010
Balance at end of year (ASU 2016-13) at Dec. 31, 2020		¥ (159)					¥ (159)		¥ (159)					¥ (159)
Equity transactions with noncontrolling interests and other	1,663			(62)									(62)		1,725
Dividends to Canon Inc. shareholders	(88,891)					(88,891)		(88,891)					(88,891)
Dividends to noncontrolling interests	(5,181)														(5,181)
Transfers to legal reserve				(1,429)	(1,421)	2,850		1,429
Comprehensive income:
Net income	230,840					214,718		214,718					214,718		16,122
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	120,439									119,165			119,165		1,274
Net gains and losses on derivative instruments	(972)									(994)			(994)		22
Pension liability adjustments	56,508									54,824			54,824		1,684
Comprehensive income (loss)	406,815												387,713		19,102
Repurchases and reissuance of treasury stock	(18)			(10)		(11)		(11)				3	(18)
Balance at end of year at Dec. 31, 2021	¥ 3,098,429		¥ 174,762	¥ 403,119	¥ 68,015	¥ 3,538,037		¥ 3,606,052		¥ (151,794)		¥ (1,158,366)	¥ 2,873,773		¥ 224,656